Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

As required by SEC rules, the Company is providing the following information about the relationship between “compensation actually paid” (as computed in accordance with SEC rules) to its Principal Executive Officer (“PEO”) and to its other NEOs and certain financial performance of the Company for the five most recently completed fiscal years:

			Average
			Summary	Average
			Compen-	Compen-
			sation	sation
	Summary		Table	Actually	Value of Initial Fixed $100
	Compen-	Compen-	Total for	Paid to	Investment Based On:
	sation	sation	Non-PEO	Non-PEO		Peer Group		Adjusted
	Table	Actually	Named	Named	Total	Total		Diluted
	Total for	Paid to	Executive	Executive	Shareholder	Shareholder		Earnings
	PEO (1)	PEO (2)	Officers (3)	Officers (2)	Return (4)	Return (4)	Net Income	Per Share (5)
Year	($)	($)	($)	($)	($)	($)	($)	($)
2025	15,658,761	34,997,098	4,360,492	8,722,755	244.03	187.09	330,375,000	8.76
2024	12,069,657	9,287,053	3,579,331	2,882,113	156.75	173.60	258,815,000	6.70
2023	12,256,895	19,930,731	3,574,925	4,683,793	161.92	138.66	219,301,000	6.06
2022	9,836,835	15,114,505	2,834,198	3,793,799	128.06	128.33	253,495,000	5.19
2021	7,175,467	7,215,249	2,014,574	1,972,295	108.50	132.95	124,909,000	3.94

(1)	Rick Wessel was the Company’s PEO in 2021, 2022, 2023, 2024 and 2025.

(2)	To calculate compensation actually paid (“CAP”), the following amounts were deducted from and added to SCT total compensation:
PEO	2025	2024	2023	2022	2021
SCT total compensation	$15,658,761	$12,069,657	$12,256,895	$9,836,835	$7,175,467
Less fair value of stock awards reported in the SCT	(9,706,654)	(8,343,435)	(7,016,337)	(5,155,277)	(3,453,904)
Plus fair value as of year end of stock awards granted in current year	16,104,233	6,853,347	9,361,536	8,103,054	5,177,226
Change in fair value of stock awards granted in prior years that are outstanding and unvested as of year end	6,796,115	(903,943)	2,201,800	2,287,279	840,071
Change in fair value of stock awards granted in prior years that vested during the current year	6,144,643	(388,573)	3,126,837	42,614	(2,523,611)
CAP	$34,997,098	$9,287,053	$19,930,731	$15,114,505	$7,215,249

Average of Non-PEO NEO	2025	2024	2023	2022	2021
SCT total compensation	$4,360,492	$3,579,331	$3,574,925	$2,834,198	$2,014,574
Less fair value of stock awards reported in the SCT	(2,148,857)	(1,882,974)	(1,615,710)	(1,161,314)	(744,532)
Plus fair value as of year end of stock awards granted in current year	3,551,983	1,531,161	2,141,786	1,678,775	1,083,099
Change in fair value of stock awards granted in prior years that are outstanding and unvested as of year end	1,465,379	(277,176)	568,670	443,809	156,478
Change in fair value of stock awards granted in prior years that vested during the current year	1,493,758	(68,229)	14,122	(1,669)	(278,176)
Less fair value of stock awards forfeited during the current year	—	—	—	—	(259,148)
CAP	$8,722,755	$2,882,113	$4,683,793	$3,793,799	$1,972,295

(3)	The non-PEO NEOs included in the averages are the following individuals for each of the years shown:

2025	2024	2023	2022	2021
T. Brent Stuart	T. Brent Stuart	T. Brent Stuart	T. Brent Stuart	T. Brent Stuart
R. Douglas Orr	R. Douglas Orr	R. Douglas Orr	R. Douglas Orr	R. Douglas Orr
Howard F. Hambleton	Howard F. Hambleton	Howard F. Hambleton	Howard F. Hambleton (i)	Anna M. Alvarado (ii)
Raul R. Ramos	Raul R. Ramos	Raul R. Ramos	Raul R. Ramos	Raul R. Ramos

(i)	Mr. Hambleton joined the Company in December 2021, in conjunction with the AFF acquisition, as the AFF president.

(ii)	Ms. Alvarado resigned from the Company effective October 8, 2021.

(4)	For the relevant year, represents the cumulative TSR of the Company and the S&P MidCap 400 – Financials Index from December 31, 2020 though the respective measurement periods ending on December 31 of 2025, 2024, 2023, 2022 and 2021. Each year reflects what the cumulative value of $100 would be, including the reinvestment of dividends, if such amount were invested on December 31, 2020. For purposes of reporting comparative stockholder returns per Item 201(e) of Regulation S-K under the Exchange Act in the Company’s Annual Report on Form 10-K for the year ended December 31, 2025, both the S&P MidCap 400 – Financials Index and the S&P MidCap 400 – Consumer Discretionary Index are used by the Company. Given that more than 50% of the Company’s earnings in 2025 were from consumer finance-related activities, the Company has elected to use the S&P MidCap 400 – Financials Index Returns as the peer group benchmark in this table. For informational purposes, the stockholder returns for the S&P MidCap 400 – Consumer Discretionary Index were $129.35, $137.12, $125.32, $100.84 and 127.69 for 2025, 2024, 2023, 2022 and 2021, respectively.

(5)	Non-GAAP financial measure. See detailed reconciliation of non-GAAP financial measures provided in Appendix G.

Company Selected Measure Name	AdjustedDilutedEarningsPer Share
Named Executive Officers, Footnote
(1)	Rick Wessel was the Company’s PEO in 2021, 2022, 2023, 2024 and 2025.
(3)	The non-PEO NEOs included in the averages are the following individuals for each of the years shown:
2025	2024	2023	2022	2021
T. Brent Stuart	T. Brent Stuart	T. Brent Stuart	T. Brent Stuart	T. Brent Stuart
R. Douglas Orr	R. Douglas Orr	R. Douglas Orr	R. Douglas Orr	R. Douglas Orr
Howard F. Hambleton	Howard F. Hambleton	Howard F. Hambleton	Howard F. Hambleton (i)	Anna M. Alvarado (ii)
Raul R. Ramos	Raul R. Ramos	Raul R. Ramos	Raul R. Ramos	Raul R. Ramos
(i)	Mr. Hambleton joined the Company in December 2021, in conjunction with the AFF acquisition, as the AFF president.
(ii)	Ms. Alvarado resigned from the Company effective October 8, 2021.

Peer Group Issuers, Footnote
(4)	For the relevant year, represents the cumulative TSR of the Company and the S&P MidCap 400 – Financials Index from December 31, 2020 though the respective measurement periods ending on December 31 of 2025, 2024, 2023, 2022 and 2021. Each year reflects what the cumulative value of $100 would be, including the reinvestment of dividends, if such amount were invested on December 31, 2020. For purposes of reporting comparative stockholder returns per Item 201(e) of Regulation S-K under the Exchange Act in the Company’s Annual Report on Form 10-K for the year ended December 31, 2025, both the S&P MidCap 400 – Financials Index and the S&P MidCap 400 – Consumer Discretionary Index are used by the Company. Given that more than 50% of the Company’s earnings in 2025 were from consumer finance-related activities, the Company has elected to use the S&P MidCap 400 – Financials Index Returns as the peer group benchmark in this table. For informational purposes, the stockholder returns for the S&P MidCap 400 – Consumer Discretionary Index were $129.35, $137.12, $125.32, $100.84 and 127.69 for 2025, 2024, 2023, 2022 and 2021, respectively.

PEO Total Compensation Amount	$ 15,658,761	$ 12,069,657	$ 12,256,895	$ 9,836,835	$ 7,175,467
PEO Actually Paid Compensation Amount	$ 34,997,098	9,287,053	19,930,731	15,114,505	7,215,249
Adjustment To PEO Compensation, Footnote
(2)	To calculate compensation actually paid (“CAP”), the following amounts were deducted from and added to SCT total compensation:
PEO	2025	2024	2023	2022	2021
SCT total compensation	$15,658,761	$12,069,657	$12,256,895	$9,836,835	$7,175,467
Less fair value of stock awards reported in the SCT	(9,706,654)	(8,343,435)	(7,016,337)	(5,155,277)	(3,453,904)
Plus fair value as of year end of stock awards granted in current year	16,104,233	6,853,347	9,361,536	8,103,054	5,177,226
Change in fair value of stock awards granted in prior years that are outstanding and unvested as of year end	6,796,115	(903,943)	2,201,800	2,287,279	840,071
Change in fair value of stock awards granted in prior years that vested during the current year	6,144,643	(388,573)	3,126,837	42,614	(2,523,611)
CAP	$34,997,098	$9,287,053	$19,930,731	$15,114,505	$7,215,249

Non-PEO NEO Average Total Compensation Amount	$ 4,360,492	3,579,331	3,574,925	2,834,198	2,014,574
Non-PEO NEO Average Compensation Actually Paid Amount	$ 8,722,755	2,882,113	4,683,793	3,793,799	1,972,295
Adjustment to Non-PEO NEO Compensation Footnote
(2)	To calculate compensation actually paid (“CAP”), the following amounts were deducted from and added to SCT total compensation:
Average of Non-PEO NEO	2025	2024	2023	2022	2021
SCT total compensation	$4,360,492	$3,579,331	$3,574,925	$2,834,198	$2,014,574
Less fair value of stock awards reported in the SCT	(2,148,857)	(1,882,974)	(1,615,710)	(1,161,314)	(744,532)
Plus fair value as of year end of stock awards granted in current year	3,551,983	1,531,161	2,141,786	1,678,775	1,083,099
Change in fair value of stock awards granted in prior years that are outstanding and unvested as of year end	1,465,379	(277,176)	568,670	443,809	156,478
Change in fair value of stock awards granted in prior years that vested during the current year	1,493,758	(68,229)	14,122	(1,669)	(278,176)
Less fair value of stock awards forfeited during the current year	—	—	—	—	(259,148)
CAP	$8,722,755	$2,882,113	$4,683,793	$3,793,799	$1,972,295

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

The following are the most important financial performance measures used by the Compensation Committee to link compensation actually paid to the Company’s NEOs with the Company’s performance. The role of each of these performance measures on the NEO compensation is further described in the “Compensation Discussion and Analysis” section above:

●	Adjusted diluted earnings per share

●	Adjusted net income

●	Adjusted EBITDA

●	Net revenue (gross profit)

●	TSR relative to compensation peers

Total Shareholder Return Amount	$ 244.03	156.75	161.92	128.06	108.5
Peer Group Total Shareholder Return Amount	187.09	173.6	138.66	128.33	132.95
Net Income (Loss)	$ 330,375,000	$ 258,815,000	$ 219,301,000	$ 253,495,000	$ 124,909,000
Company Selected Measure Amount	8.76	6.7	6.06	5.19	3.94
PEO Name	Rick Wessel
Percentage of Minimum Earnings From Consumer Finance Related Activities	50.00%
Total Shareholder Return For S And P Mid Cap 400 Amount	$ 129.35	$ 137.12	$ 125.32	$ 100.84	$ 127.69
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted diluted earnings per share
Non-GAAP Measure Description
(5)	Non-GAAP financial measure. See detailed reconciliation of non-GAAP financial measures provided in Appendix G.

Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted net income
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 4
Pay vs Performance Disclosure
Name	Net revenue (gross profit)
Measure:: 5
Pay vs Performance Disclosure
Name	TSR relative to compensation peers
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (9,706,654)	(8,343,435)	(7,016,337)	(5,155,277)	(3,453,904)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	16,104,233	6,853,347	9,361,536	8,103,054	5,177,226
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,796,115	(903,943)	2,201,800	2,287,279	840,071
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,144,643	(388,573)	3,126,837	42,614	(2,523,611)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,148,857)	(1,882,974)	(1,615,710)	(1,161,314)	(744,532)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,551,983	1,531,161	2,141,786	1,678,775	1,083,099
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,465,379	(277,176)	568,670	443,809	156,478
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,493,758	(68,229)	14,122	(1,669)	(278,176)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					$ (259,148)